Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and other current assets
Prepayments to suppliers	¥ 74,328	$ 11,664	¥ 232,906
Interest income receivable	814	129	278
Prepayment for advertising expenses	1,714	269	1,514
Loan receivables	151,089	23,709	22,934
Value-added tax receivables	76,285	11,971	78,218
Receivables from employees	15,180	2,382	19,337
Others	17,623	2,764	23,517
Total	¥ 337,033	$ 52,888	¥ 378,704